Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Allowance for accounts receivable	$ 48,191	$ 48,191
Promissory notes discount net	$ 70,667
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	149,000,000	74,000,000	74,000,000
Common stock, shares issued	49,448,919	48,833,919	41,336,667
Common stock, shares outstanding	49,448,919	48,833,919	41,336,667